Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2021
Statement [line items]
Summary of current assets - trade and other receivables

	2021	2020
	A$’000	A$’000

Current assets
R&D tax rebate receivable	—	1,017

	—	1,017

Other receivables	76	177
Deposits held	8	567
Less: Provision for impairment of deposits held	—	(409)

	84	1,352

Non-current assets
Deposit paid	6,694

	6,778	1,352